Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments And Other Receivables
Schedule of prepayments and other receivables

	2023	2022
	€’000	€’000
Prepayments	585	2,010
Trade receivables	1,473	-
VAT recoverable	1,387	3,669
Grant receivable	803	803
Other receivables	671	1,760
	4,919	8,242

Schedule of carrying amount of trade receivables

	2023	2022
	€’000	€’000
Carrying amount of trade receivables transferred to a bank	1,326	-
Carrying amount of associated liabilities	1,326	-